Income taxes (Tables)	6 Months Ended
Jun. 30, 2023
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Summary of Income Taxes
Income taxes recognized in the income statement can be detailed as follows:

For the six-month period ended 30 June Million US dollar	2023	2022

Current tax expense	(1 554)	(1 704)
Deferred tax (expense)/income	362	459
Total income tax expense in the income statement	(1 192)	(1 244)

Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate
The reconciliation of the effective tax rate with the
aggr
egated weighted nominal tax rate can be summa
riz
ed as follows:

For the six-month period ended 30 June Million US dollar	2023	2022

Profit/(loss) before tax	3 847	3 718
Deduct share of results of associates	105	129
Deduct exceptional share of results of associates	-	(1 143)
Profit before tax and before share of results of associates	3 741	4 732

Adjustments to the tax basis
Government incentives	(346)	(304)
Non-deductible/(non-taxable) mark-to-market on derivatives	703	(296)
Other expenses not deductible for tax purposes	775	962
Other non-taxable income	(291)	(346)
Adjusted tax basis	4 582	4 748

Aggregate weighted nominal tax rate	26.9%	26.9%

Tax at aggregated nominal tax rate	(1 235)	(1 277)

Adjustments on tax expense
Recognition/(de-recognition) of deferred tax assets on tax losses (carried forward)	(98)	(8)
(Underprovided)/overprovided in prior years	(56)	24
Deductions from interest on equity	323	268
Deductions from goodwill and other tax deductions	168	5
Change in tax rate	-	5
Withholding taxes	(205)	(181)
Other tax adjustments	(90)	(81)

Total tax expense	(1 192)	(1 244)

Effective tax rate	31.9%	26.3%